UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2011

Check here if amended: [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] add new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Summit Capital Management, LLC
Address:   600 University Street, Suite 2304
           Seattle, WA  98101

Form 13F File Number:  28-7018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lisa M. Burke
Title:     Chief Compliance Officer
Phone No.: 206-447-6200

Signature, Place, and Date of Signing:

Lisa M. Burke          Seattle, Washington            February 15, 2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                               Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      100

Form 13F Information Table Value Total:      $309,861,000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCOA INC                           COM        013817101      862   100000  SH           SOLE                 862
ALERIAN MLP ETF                     ETF        00162q866     1201    72237  SH           SOLE                1201
AMGEN INC                           COM        031162100    10987   171107  SH           SOLE               10987
ANADIGICS, INC.                     COM        032515108       66    30100  SH           SOLE                  66
ARCH COAL INC                       COM        039380100      740    51000  SH           SOLE                 740
ARCOS DORADOS HOLDINGS INC          COM        g0457f107     4748   231260  SH           SOLE                4748
AVON PRODUCTS INC                   COM        054303102     4493   257180  SH           SOLE                4493
BARRICK GOLD CORP                   COM        067901108     7554   166950  SH           SOLE                7554
BITSTREAM INC-CLASS A               COM        091736108     2050   356500  SH           SOLE                2050
BLUEPHOENIX SOLUTIONS SHS NEW       COM        M20157117      939   316312  SH           SOLE                 939
BOEING CO COM                       COM        097023105     2516    34300  SH           SOLE                2516
BOSTON SCIENTIFIC CORP              COM        101137107      523    98000  SH           SOLE                 523
CATERPILLAR INC DEL                 COM        149123101     3207    35400  SH           SOLE                3207
CHIMERA INVESTMENT CORP             COM        16934Q109     6293  2507095  SH           SOLE                6293
CHINA MEDIAEXPRESS HLD COM          COM        169442100        1    30000  SH           SOLE                   1
CHINAEDU CORP-ADR                   COM        16945L107      724   125337  SH           SOLE                 724
COCA COLA ENTERPRISES, INC          COM        19122t109      554    21500  SH           SOLE                 554
COMMONWEALTH REIT                   COM        203233101    11061   664730  SH           SOLE               11061
COWEN GROUP INC                     COM        223622101     3713  1433525  SH           SOLE                3713
CRAY INC.                           COM        225223304     3171   490099  SH           SOLE                3171
DETREX CORP                         COM        250685104     9729   694949  SH           SOLE                9729
DOLPHIN CAPITAL INVESTORS           COM         b06gj37      1568  4535100  SH           SOLE                1568
DYNAMICS RESEARCH CORP              COM        268057106      499    43961  SH           SOLE                 499
ELLINGTON FINANCIAL                 COM        288522303     3784   220400  SH           SOLE                3784
EMERITUS CORP                       COM        291005106      559    31938  SH           SOLE                 559
ENCANA CORP                         COM        292505104     3561   192200  SH           SOLE                3561
XL GROUP PLC                        COM        g98290102     1431    72400  SH           SOLE                1431
EXELON CORP                         COM        30161n101     5378   124000  SH           SOLE                5378
EXXON MOBIL CORP                    COM        30231G102     6040    71260  SH           SOLE                6040
FIVE STAR QUALITY CARE INC          COM        33832D106      221    73741  SH           SOLE                 221
FORD MOTOR CO                       COM        345370860      571    53100  SH           SOLE                 571
GABELLI GLOBAL DEAL FUND            COM        361570104     4484   380022  SH           SOLE                4484
GENERAL ELECTRIC CO                 COM        369604103     5830   325513  SH           SOLE                5830
GENERAL MOTORS 4.75% PFD SER B      PFD        37045v209     9496   277270  SH           SOLE                9496
HOUSTON AMERN ENERGY C COM          COM        44183u100      448    36739  SH           SOLE                 448
INDOCHINA CAPITAL VIETNAM HLDGS     COM        zzc998791      621   237611  SH           SOLE                 621
INTERDIGITAL INC.                   COM        45867G101     1536    35243  SH           SOLE                1536
INTREPID POTASH                     COM        46121y102      339    15000  SH           SOLE                 339
ISHARES BARCLAYS 1-3 YRCD BD FD     COM        464288646      664     6370  SH           SOLE                 664
ISHARES GOLD TRUST                  COM        464285105      160    10500  SH           SOLE                 160
ISHARES KLD SELECT SOC INDX FD      COM        464288802      710    12898  SH           SOLE                 710
ISHARES MSCI BRAZIL INDEX FD        COM        464286400      400     6966  SH           SOLE                 400
ISHARES MSCI EMERGING MKTS INDX     COM        464287234     1103    29076  SH           SOLE                1103
ISHARES MSCI JAPAN INDEX FD         COM        464286848      456    50000  SH           SOLE                 456
ISHARES RUSSELL 2000 INDEX FD       COM        464287655     5251    71203  SH           SOLE                5251
ISHARES S&P 500 INDEX FUND          COM        464287200     5656    44906  SH           SOLE                5656
ISHARES SILVER TR ISHARES           COM        46428Q109     4842   179726  SH           SOLE                4842
KINDER MORGAN INC                   COM        49456b101     5927   184247  SH           SOLE                5927
KRATOS DEFENSE SOLUTIONS            COM        50077B207      149    24914  SH           SOLE                 149
LINCOLN NATIONAL CORP.              COM        534187109     1426    73420  SH           SOLE                1426
LOEWS CORP                          COM         5.40E+08     1000    26548  SH           SOLE                1000
MANPOWER INC                        COM        56418H100     2415    67560  SH           SOLE                2415
MARKET VECTORS GOLD MINERS          ETF        57060U100     3846    74784  SH           SOLE                3846
MARKET VECTORS JR GOLD MINERS       ETF        57060U589     5404   218795  SH           SOLE                5404
MARKET VECTORS VIETNAM              ETF        57060u761      903    62089  SH           SOLE                 903
METLIFE INC                         COM        59156R108     1771    56800  SH           SOLE                1771
MICROSOFT CORP                      COM        594918104    21873   842547  SH           SOLE               21873
MONSANTO CO NEW                     COM        61166W101     1919    27390  SH           SOLE                1919
MORGAN STANLEY CHINA A SHARE        COM        617468103     4648   240211  SH           SOLE                4648
NEWFIELD EXPLORATION CO             COM        651290108     7901   209400  SH           SOLE                7901
NEWMONT MINING CORP HLDG CO         COM        651639106     3301    55000  SH           SOLE                3301
NEXEN INC                           COM        65334H102     5487   344900  SH           SOLE                5487
NOKIA CORP ADR                      COM        654902204     3574   741532  SH           SOLE                3574
NYSE EURONEXT                       COM        629491101     3928   150500  SH           SOLE                3928
OCCIDENTAL PETE CP DEL COM          COM        674599105     5725    61100  SH           SOLE                5725
PEABODY ENERGY CORP                 COM        704549104     1398    42237  SH           SOLE                1398
PENN VIRGINIA CORP COMMON           COM        707882106     4918   929666  SH           SOLE                4918
PLUM CREEK TIMBER CO Inc. REIT      COM        729251108     3780   103400  SH           SOLE                3780
POWERSHARES PREFERRED               ETF        73936t565     1066   77864   SH           SOLE                1066
POWERSHARES WHILL CLN ENRGY FD      ETF        73935x500      153   30170   SH           SOLE                 153
PRESIDENTIAL LIFE                   COM        740884101     5688  569400   SH           SOLE                5688
PROSHARES ULTRA SILVER              COM        74347W841     1004   24100   SH           SOLE                1004
PROSHARES ULTRASHORT 20 YR US TR    COM        74347R297     2833  156753   SH           SOLE                2833
PROSPECT CAPITAL CORP               COM        74348t102     2819  303481   SH           SOLE                2819
SAFEWAY INC                         COM        786514208     4452  211600   SH           SOLE                4452
SEQUENOM INC COM                    COM        817337405      100   22500   SH           SOLE                 100
SILVER WHEATON CORP COM             COM        828336107     2809   97000   SH           SOLE                2809
SNAP INTERACTIVE INC                COM        83303w109       20   30750   SH           SOLE                  20
SPROTT PHYSICAL GOLD TRUST          COM        85207h104      277   20100   SH           SOLE                 277
TALISMAN ENERGY INC                 COM        87425e103      638   50000   SH           SOLE                 638
TELECOMMUNICATIONS SYS INC          COM        87929j103      146   62000   SH           SOLE                 146
TELLABS INC                         COM        879664100      161   40000   SH           SOLE                 161
TEVA PHARMACEUTICAL INDS LTD ADR    COM        881624209     1659   41095   SH           SOLE                1659
THIRD POINT OFFSHORE INVESTORS      COM        G8846K109     1432  146109   SH           SOLE                1432
TRANSOCEAN SEDCO FOREX INC          COM        H8817H100     3761   97965   SH           SOLE                3761
UNITECH CORP PARKS                  COM        G9221L100     3475 8643116   SH           SOLE                3475
UNITED PARCEL SERVICE               COM        911312106    13454  183818   SH           SOLE               13454
UNITED STATES STEEL CORP            COM        912909108      563   21300   SH           SOLE                 563
US BANCORP NEW                      COM        902973304     4060  150100   SH           SOLE                4060
US GEOTHERMAL INC                   COM        90338s102      130  361888   SH           SOLE                 130
VERAMARK TECHNOLOGOES INC           COM        923351100      850 1545090   SH           SOLE                 850
VERIZON COMMUNICATIONS              COM        92343v104      603   15023   SH           SOLE                 603
VOLT INFORMATION SCIENCES INC       COM        928703107     5972  963199   SH           SOLE                5972
VONAGE HOLDINGS CORP                COM        92886T201      245  100000   SH           SOLE                 245
WENDYS ARBYS GROUP INC COM          COM         95058710      429   80000   SH           SOLE                 429
WISDOMTREE FUTURES STRATEGY FD      COM        97717w125     2286   50535   SH           SOLE                2286
YAHOO INC                           COM        984332106    14510  899550   SH           SOLE               14510
YAMANA GOLD INC                     COM        98462Y100      226   15401   SH           SOLE                 226
ZWEIG FUND                          COM        989834106     1868   644063  SH           SOLE                1868
ZWEIG TOTAL RETURN FUND             COM        989837109      140    46149  SH           SOLE                 140